Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT1-1225
1.9867678.110
Common Stocks - 99.2%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	9,321	102,531
Liberty Global Ltd Class C (b)	7,664	85,454

TOTAL BELGIUM		187,985
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	2,569	652,757
BRAZIL - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
XP Inc Class A	22,489	409,750
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A (United States)	7,492	324,104
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	8,294	259,022
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)	3,015	120,328
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	5,701	268,574
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	6,829	204,324
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)	985	151,355
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	3,705	412,996
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	22,634	935,916
UNITED STATES - 97.4%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc Class A (b)	10,686	857,552
Frontier Communications Parent Inc (b)	13,538	511,195
GCI LLC Class A	168	6,143
GCI LLC Class C	1,246	45,635
Iridium Communications Inc	5,159	98,795
		1,519,320
Entertainment - 0.6%
Liberty Media Corp-Liberty Live Class A (b)	1,077	94,496
Liberty Media Corp-Liberty Live Class C (b)	2,557	231,178
Madison Square Garden Sports Corp Class A (b)	895	191,879
Roku Inc Class A (b)	7,166	760,528
		1,278,081
Interactive Media & Services - 0.4%
IAC Inc Class A (b)	3,715	119,697
Match Group Inc	13,590	439,501
Trump Media & Technology Group Corp (b)(c)	8,898	136,362
ZoomInfo Technologies Inc (b)	16,452	184,591
		880,151
Media - 1.3%
DoubleVerify Holdings Inc (b)	7,503	85,384
Interpublic Group of Cos Inc/The	20,486	525,671
Liberty Broadband Corp Class A (b)	919	49,157
Liberty Broadband Corp Class C (b)	6,232	335,407
New York Times Co/The Class A	8,922	508,465
News Corp Class A	21,185	561,403
News Corp Class B	6,861	209,054
Nexstar Media Group Inc	1,567	306,709
NIQ Global Intelligence Plc (c)	2,639	32,723
Sirius XM Holdings Inc	10,584	229,567
		2,843,540
TOTAL COMMUNICATION SERVICES		6,521,092

Consumer Discretionary - 12.1%
Automobile Components - 0.7%
BorgWarner Inc	12,112	520,332
Gentex Corp	12,559	294,508
Lear Corp	2,965	310,287
QuantumScape Corp Class A (b)	23,207	427,937
		1,553,064
Automobiles - 0.5%
Harley-Davidson Inc	6,079	164,011
Lucid Group Inc (b)(c)	6,875	122,031
Rivian Automotive Inc Class A (b)(c)	43,037	584,013
Thor Industries Inc	2,831	295,415
		1,165,470
Broadline Retail - 0.5%
Dillard's Inc Class A	165	99,013
Etsy Inc (b)	5,445	337,590
Macy's Inc	14,983	292,019
Ollie's Bargain Outlet Holdings Inc (b)	3,407	411,600
		1,140,222
Distributors - 0.5%
LKQ Corp	14,293	456,804
Pool Corp	1,994	532,518
		989,322
Diversified Consumer Services - 1.1%
ADT Inc	28,415	251,188
Bright Horizons Family Solutions Inc (b)	3,158	344,948
Duolingo Inc Class A (b)	2,086	564,555
Grand Canyon Education Inc (b)	1,546	291,112
H&R Block Inc	7,363	366,236
Service Corp International/US	7,737	646,117
		2,464,156
Hotels, Restaurants & Leisure - 3.0%
Aramark	14,510	549,639
Boyd Gaming Corp	3,132	243,889
Caesars Entertainment Inc (b)	11,489	230,929
Cava Group Inc (b)(c)	5,543	297,825
Choice Hotels International Inc	1,504	139,812
Churchill Downs Inc	3,504	347,597
Dutch Bros Inc Class A (b)	6,504	361,232
Hyatt Hotels Corp Class A (c)	2,237	307,386
Light & Wonder Inc Class A (b)	4,592	333,838
MGM Resorts International (b)	11,368	364,117
Norwegian Cruise Line Holdings Ltd (b)	24,562	550,681
Penn Entertainment Inc (b)	8,246	135,729
Planet Fitness Inc Class A (b)	4,667	423,250
Texas Roadhouse Inc	3,676	601,321
Travel + Leisure Co	3,404	213,703
Vail Resorts Inc	1,994	295,770
Wendy's Co/The (c)	8,887	75,895
Wingstop Inc (c)	1,546	334,910
Wyndham Hotels & Resorts Inc	4,152	304,881
Wynn Resorts Ltd	4,574	544,260
		6,656,664
Household Durables - 1.5%
Mohawk Industries Inc (b)	2,847	323,533
Newell Brands Inc	23,078	78,464
SharkNinja Inc (b)	4,609	394,070
Somnigroup International Inc	11,227	890,750
Toll Brothers Inc	5,430	732,779
TopBuild Corp (b)	1,584	669,208
Whirlpool Corp	2,990	214,174
		3,302,978
Leisure Products - 0.6%
Brunswick Corp/DE	3,633	240,178
Hasbro Inc	7,339	560,039
Mattel Inc (b)	17,850	328,083
YETI Holdings Inc (b)	4,608	156,626
		1,284,926
Specialty Retail - 2.4%
AutoNation Inc (b)	1,527	305,201
Bath & Body Works Inc	11,833	289,672
CarMax Inc (b)	8,345	349,739
Dick's Sporting Goods Inc	3,518	779,061
Five Below Inc (b)	2,989	470,080
Floor & Decor Holdings Inc Class A (b)	5,919	369,819
GameStop Corp Class A (b)(c)	22,758	507,276
Gap Inc/The	12,813	292,777
Lithia Motors Inc Class A	1,423	446,936
Murphy USA Inc	999	357,842
Penske Automotive Group Inc	1,013	162,151
Restoration Hardware Inc (b)	850	146,616
Valvoline Inc (b)	7,080	233,711
Wayfair Inc Class A (b)	5,271	545,601
		5,256,482
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co	1,451	72,013
Crocs Inc (b)	3,013	246,132
PVH Corp	2,646	207,261
Ralph Lauren Corp Class A	2,107	673,524
Tapestry Inc	11,489	1,261,722
Under Armour Inc Class A (b)	10,467	48,253
Under Armour Inc Class C (b)(c)	10,239	45,461
VF Corp	19,554	274,538
		2,828,904
TOTAL CONSUMER DISCRETIONARY		26,642,188

Consumer Staples - 3.9%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	440	91,075
Celsius Holdings Inc (b)	9,140	550,502
Coca-Cola Consolidated Inc	2,878	375,234
Primo Brands Corp Class A	14,273	313,578
		1,330,389
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	22,344	395,265
BJ's Wholesale Club Holdings Inc (b)	7,268	641,474
Casey's General Stores Inc	2,055	1,054,606
Maplebear Inc (b)	9,559	352,345
Performance Food Group Co (b)	8,483	820,645
Sprouts Farmers Market Inc (b)	5,435	429,148
US Foods Holding Corp (b)	12,765	926,994
		4,620,477
Food Products - 0.9%
Darling Ingredients Inc (b)	8,707	279,059
Flowers Foods Inc (c)	10,434	124,478
Freshpet Inc (b)	2,656	130,702
Ingredion Inc	3,537	408,205
Lamb Weston Holdings Inc	7,484	461,987
Pilgrim's Pride Corp (c)	2,299	87,592
Post Holdings Inc (b)	2,761	286,951
Seaboard Corp	14	47,180
Smithfield Foods Inc	2,496	55,311
		1,881,465
Household Products - 0.0%
Reynolds Consumer Products Inc	3,053	74,615
Personal Care Products - 0.3%
BellRing Brands Inc (b)	6,967	209,916
Coty Inc Class A (b)	19,273	76,513
elf Beauty Inc (b)	3,040	371,306
		657,735
TOTAL CONSUMER STAPLES		8,564,681

Energy - 2.5%
Energy Equipment & Services - 0.3%
NOV Inc	20,801	303,695
Weatherford International PLC	3,949	291,001
		594,696
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Corp	18,585	320,591
Antero Resources Corp (b)	16,097	497,558
APA Corp	19,687	445,911
Chord Energy Corp	3,185	288,943
Civitas Resources Inc	5,145	148,330
DT Midstream Inc	5,634	616,868
HF Sinclair Corp	8,864	457,382
Matador Resources Co	6,496	256,332
Ovintiv Inc	14,230	533,768
Permian Resources Corp Class A	37,486	470,824
Range Resources Corp	13,128	466,700
Viper Energy Inc Class A	9,373	352,050
		4,855,257
TOTAL ENERGY		5,449,953

Financials - 14.9%
Banks - 3.4%
Bank OZK	5,936	267,061
BOK Financial Corp	1,224	128,006
Columbia Banking System Inc	16,467	441,316
Comerica Inc	7,100	543,150
Commerce Bancshares Inc/MO	6,843	360,147
Cullen/Frost Bankers Inc	3,300	406,362
East West Bancorp Inc	7,599	772,058
First Hawaiian Inc	6,972	171,023
First Horizon Corp	27,916	596,286
FNB Corp/PA	19,730	310,156
Pinnacle Financial Partners Inc	4,237	361,035
Prosperity Bancshares Inc	5,081	334,431
SOUTHSTATE BANK CORP	5,574	494,135
Synovus Financial Corp	7,695	343,505
TFS Financial Corp	2,867	38,131
Webster Financial Corp	9,294	530,130
Western Alliance Bancorp	5,997	463,868
Wintrust Financial Corp	3,670	477,173
Zions Bancorp NA	8,066	420,319
		7,458,292
Capital Markets - 3.3%
Affiliated Managers Group Inc	1,535	365,269
Carlyle Group Inc/The	14,540	775,273
Evercore Inc Class A	2,046	602,670
FactSet Research Systems Inc	2,111	563,215
Franklin Resources Inc	17,059	385,704
Hamilton Lane Inc Class A	2,221	253,105
Houlihan Lokey Inc Class A	3,004	537,956
Invesco Ltd	20,240	479,688
Janus Henderson Group PLC	6,918	301,348
Jefferies Financial Group Inc	8,505	449,319
Lazard Inc	5,102	248,977
MarketAxess Holdings Inc	2,024	323,961
Morningstar Inc	1,285	272,806
SEI Investments Co	5,785	466,329
Stifel Financial Corp	5,548	657,050
TPG Inc Class A	7,339	403,939
Virtu Financial Inc Class A	4,402	153,365
		7,239,974
Consumer Finance - 1.5%
Ally Financial Inc	15,347	598,073
Credit Acceptance Corp (b)(c)	248	110,940
OneMain Holdings Inc	6,615	391,542
SLM Corp	11,621	312,024
SoFi Technologies Inc Class A (b)	62,922	1,867,525
		3,280,104
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	14,918	1,072,306
Corebridge Financial Inc	15,024	489,181
Equitable Holdings Inc	16,719	825,919
Euronet Worldwide Inc (b)	2,349	178,195
Jack Henry & Associates Inc	4,030	600,228
MGIC Investment Corp	12,955	355,226
Shift4 Payments Inc Class A (b)(c)	3,621	250,211
UWM Holdings Corp Class A	8,810	49,600
Voya Financial Inc	5,336	397,319
Western Union Co/The	17,892	166,932
WEX Inc (b)	1,887	275,276
		4,660,393
Insurance - 3.7%
American Financial Group Inc/OH	3,674	483,792
Assurant Inc	2,814	595,780
Assured Guaranty Ltd	2,536	204,351
Axis Capital Holdings Ltd	4,210	394,309
Brighthouse Financial Inc (b)	3,188	181,938
Everest Group Ltd	2,334	734,090
First American Financial Corp	5,399	337,491
Globe Life Inc	4,605	605,604
Hanover Insurance Group Inc/The	1,990	340,051
Kemper Corp	3,399	152,920
Kinsale Capital Group Inc	1,229	490,949
Lincoln National Corp	9,452	396,984
Old Republic International Corp	12,698	501,063
Primerica Inc	1,834	476,602
Reinsurance Group of America Inc	3,662	668,169
RLI Corp	4,551	268,327
Ryan Specialty Holdings Inc Class A	5,837	319,868
Unum Group	9,397	689,928
White Mountains Insurance Group Ltd	138	262,829
		8,105,045
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp	57,842	578,420
Annaly Capital Management Inc	35,706	755,896
Rithm Capital Corp	29,381	322,309
Starwood Property Trust Inc (c)	19,187	348,820
		2,005,445
TOTAL FINANCIALS		32,749,253

Health Care - 9.3%
Biotechnology - 3.6%
Apellis Pharmaceuticals Inc (b)	5,967	128,111
Caris Life Sciences Inc (b)(c)	1,245	37,449
Exact Sciences Corp (b)	10,354	669,800
Exelixis Inc (b)	14,628	565,665
Halozyme Therapeutics Inc (b)	6,814	444,205
Insmed Inc (b)	10,348	1,961,981
Ionis Pharmaceuticals Inc (b)	8,628	641,060
Neurocrine Biosciences Inc (b)	5,384	771,043
Revolution Medicines Inc (b)	9,619	565,982
Roivant Sciences Ltd (b)	21,643	432,644
Sarepta Therapeutics Inc (b)(c)	5,159	123,868
Summit Therapeutics Inc (b)(c)	6,463	122,215
Ultragenyx Pharmaceutical Inc (b)	5,007	173,242
United Therapeutics Corp (b)	2,467	1,098,876
Viking Therapeutics Inc (b)(c)	6,064	230,917
		7,967,058
Health Care Equipment & Supplies - 0.9%
DENTSPLY SIRONA Inc	11,111	140,110
Envista Holdings Corp (b)	9,336	189,988
Globus Medical Inc Class A (b)	6,228	376,109
Inspire Medical Systems Inc (b)	1,582	114,030
Masimo Corp (b)	2,504	352,188
Penumbra Inc (b)	2,079	472,702
Teleflex Inc	2,451	305,076
		1,950,203
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc (b)	5,052	108,618
Chemed Corp	797	343,746
DaVita Inc (b)	2,083	247,919
Encompass Health Corp	5,539	630,615
Henry Schein Inc (b)	6,006	379,579
Tenet Healthcare Corp (b)	4,843	1,000,031
Universal Health Services Inc Class B	3,021	655,587
		3,366,095
Health Care Technology - 0.2%
Certara Inc (b)	6,683	77,723
Doximity Inc Class A (b)	7,424	489,984
		567,707
Life Sciences Tools & Services - 2.0%
Avantor Inc (b)	36,738	434,243
Bio-Rad Laboratories Inc Class A (b)	1,039	332,012
Bio-Techne Corp	8,721	545,673
Bruker Corp	5,741	223,555
Charles River Laboratories International Inc (b)	2,708	487,630
Medpace Holdings Inc (b)	1,240	725,288
QIAGEN NV (c)	11,847	555,032
Repligen Corp (b)	2,927	436,299
Sotera Health Co (b)	9,650	160,190
Tempus AI Inc Class A (b)	4,571	410,704
		4,310,626
Pharmaceuticals - 1.1%
Corcept Therapeutics Inc (b)	5,219	383,440
Elanco Animal Health Inc (b)	27,358	605,980
Jazz Pharmaceuticals PLC (b)	3,233	444,990
Organon & Co	14,371	97,004
Perrigo Co PLC	7,583	157,271
Viatris Inc	65,292	676,426
		2,365,111
TOTAL HEALTH CARE		20,526,800

Industrials - 23.1%
Aerospace & Defense - 4.2%
ATI Inc (b)	7,769	768,898
BWX Technologies Inc	5,072	1,083,431
Carpenter Technology Corp	2,676	845,348
Curtiss-Wright Corp	2,088	1,243,885
Hexcel Corp	4,388	313,303
Huntington Ingalls Industries Inc	2,168	698,139
Karman Holdings Inc (b)	1,468	123,664
Leonardo DRS Inc	4,208	153,844
Loar Holdings Inc (b)	2,372	187,696
Rocket Lab Corp	22,985	1,447,596
Spirit AeroSystems Holdings Inc Class A (b)	6,505	238,668
StandardAero Inc (b)	7,861	227,104
Textron Inc	9,877	798,160
Woodward Inc	3,296	863,915
		8,993,651
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	6,529	1,005,401
GXO Logistics Inc (b)	6,230	350,188
		1,355,589
Building Products - 2.0%
A O Smith Corp	6,305	416,067
AAON Inc (c)	3,735	367,487
Advanced Drainage Systems Inc	3,924	549,556
Allegion plc	4,783	792,879
Armstrong World Industries Inc	2,387	454,556
Fortune Brands Innovations Inc	6,713	341,020
Hayward Holdings Inc (b)	11,067	187,807
Owens Corning	4,713	600,012
Simpson Manufacturing Co Inc	2,326	410,539
Trex Co Inc (b)	5,929	286,489
		4,406,412
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	2,812	591,954
MSA Safety Inc	2,057	323,011
Tetra Tech Inc	14,605	467,068
		1,382,033
Construction & Engineering - 3.1%
AECOM	7,357	988,413
API Group Corp (b)	20,488	754,368
Comfort Systems USA Inc	1,933	1,866,466
EMCOR Group Inc	2,457	1,660,391
Everus Construction Group Inc (b)	2,827	256,946
MasTec Inc (b)	3,454	705,169
Valmont Industries Inc	1,102	455,600
WillScot Holdings Corp	9,866	214,586
		6,901,939
Electrical Equipment - 1.4%
Acuity Inc	1,716	626,426
Generac Holdings Inc (b)	3,242	544,721
nVent Electric PLC	9,055	1,035,439
Regal Rexnord Corp	3,671	517,207
Sensata Technologies Holding PLC	8,047	256,136
		2,979,929
Ground Transportation - 1.5%
Avis Budget Group Inc (b)(c)	942	128,178
Knight-Swift Transportation Holdings Inc	8,741	394,394
Landstar System Inc	1,922	246,842
Lyft Inc Class A (b)	22,089	451,941
Ryder System Inc	2,207	373,491
Saia Inc (b)	1,479	432,608
Schneider National Inc Class B	2,891	61,780
U-Haul Holding Co (b)	456	24,241
U-Haul Holding Co Class N	5,592	271,156
XPO Inc (b)	6,373	916,884
		3,301,515
Machinery - 5.2%
AGCO Corp	3,444	355,283
Allison Transmission Holdings Inc	4,659	384,600
Crane Co	2,735	519,650
Donaldson Co Inc	6,455	543,834
Esab Corp	3,162	369,385
Flowserve Corp	7,231	493,516
Gates Industrial Corp PLC (b)	14,083	310,953
Graco Inc	9,228	754,574
ITT Inc	4,317	798,947
Lincoln Electric Holdings Inc	3,014	706,632
Middleby Corp/The (b)	2,799	347,720
Mueller Industries Inc	6,023	637,655
Nordson Corp	2,993	694,226
Oshkosh Corp	3,556	438,419
Pentair PLC	9,093	967,041
RBC Bearings Inc (b)	1,721	737,500
Snap-on Inc	2,849	955,982
Stanley Black & Decker Inc	8,580	581,038
Timken Co/The	3,469	272,350
Toro Co/The	5,470	408,773
		11,278,078
Marine Transportation - 0.1%
Kirby Corp (b)	3,096	320,374
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	6,372	265,903
American Airlines Group Inc (b)	36,284	476,409
		742,312
Professional Services - 1.8%
Amentum Holdings Inc (b)	8,841	198,127
CACI International Inc (b)	1,206	678,075
Clarivate PLC (b)(c)	19,337	65,746
Concentrix Corp	2,481	100,009
Dawn Bidco LLC (b)	8,574	589,377
ExlService Holdings Inc (b)	8,785	343,494
FTI Consulting Inc (b)	1,748	288,437
Genpact Ltd	8,935	340,870
KBR Inc	7,137	305,749
ManpowerGroup Inc	2,558	78,428
Parsons Corp (b)	2,929	243,517
Paylocity Holding Corp (b)	2,479	350,208
Robert Half Inc	5,492	143,835
Science Applications International Corp	2,617	245,239
		3,971,111
Trading Companies & Distributors - 2.3%
Air Lease Corp Class A	5,786	369,494
Applied Industrial Technologies Inc	2,118	544,517
Core & Main Inc Class A (b)	10,553	550,656
FTAI Aviation Ltd	5,657	978,095
MSC Industrial Direct Co Inc Class A	2,439	207,095
QXO Inc (b)(c)	33,962	600,109
SiteOne Landscape Supply Inc (b)	2,455	318,585
Watsco Inc	1,935	712,099
Wesco International Inc	2,661	690,609
		4,971,259
TOTAL INDUSTRIALS		50,604,202

Information Technology - 13.9%
Communications Equipment - 1.4%
Ciena Corp (b)	7,835	1,488,023
F5 Inc (b)	3,201	810,013
Lumentum Holdings Inc (b)	3,817	769,355
		3,067,391
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics Inc (b)	2,868	319,925
Avnet Inc	4,624	224,033
Cognex Corp	9,316	385,589
Coherent Corp (b)	8,519	1,124,167
Crane NXT Co	2,730	172,673
Flex Ltd (b)	20,744	1,296,915
Ingram Micro Holding Corp (c)	1,123	25,784
IPG Photonics Corp (b)	1,386	117,976
Jabil Inc	5,864	1,295,299
Littelfuse Inc	1,365	332,118
TD SYNNEX Corp	4,298	672,594
Vontier Corp	8,121	312,659
		6,279,732
IT Services - 0.7%
Amdocs Ltd	6,137	517,104
DXC Technology Co (b)	10,027	142,383
EPAM Systems Inc (b)	3,046	498,143
Globant SA (b)(c)	2,407	148,223
Kyndryl Holdings Inc (b)	12,836	371,217
		1,677,070
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology Inc	6,369	205,591
Astera Labs Inc (b)	6,997	1,306,201
Cirrus Logic Inc (b)	2,837	376,328
Enphase Energy Inc (b)	7,060	215,401
Lattice Semiconductor Corp (b)	7,558	551,432
MACOM Technology Solutions Holdings Inc (b)	3,519	521,269
MKS Inc	3,731	536,182
Onto Innovation Inc (b)	2,704	364,932
Qorvo Inc (b)	4,708	446,883
Skyworks Solutions Inc	8,321	646,708
Universal Display Corp	2,441	359,510
		5,530,437
Software - 4.9%
Appfolio Inc Class A (b)	1,221	310,659
Aurora Innovation Inc Class A (b)(c)	58,090	304,392
Bentley Systems Inc Class B (c)	8,758	445,169
BILL Holdings Inc (b)	5,167	256,593
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	30,492	265,890
Confluent Inc Class A (b)	15,398	359,851
Dolby Laboratories Inc Class A	3,353	222,371
Dropbox Inc Class A (b)	10,300	298,700
Dynatrace Inc (b)	16,327	825,656
Elastic NV (b)	5,031	448,866
Gen Digital Inc	30,548	805,245
Gitlab Inc Class A (b)	7,366	359,093
Guidewire Software Inc (b)	4,651	1,086,661
Informatica Inc Class A (b)	5,876	146,136
Manhattan Associates Inc (b)	3,333	606,839
nCino Inc (b)	5,938	158,426
Nutanix Inc Class A (b)	14,167	1,009,257
Pegasystems Inc	4,843	308,257
Procore Technologies Inc (b)	6,360	469,495
RingCentral Inc Class A (b)	4,433	133,522
Rubrik Inc Class A (b)	6,467	486,771
SailPoint Inc (c)	3,313	71,826
SentinelOne Inc Class A (b)	16,225	289,616
Teradata Corp (b)	5,286	110,213
UiPath Inc Class A (b)	22,329	354,138
Unity Software Inc (b)	17,611	667,457
		10,801,099
Technology Hardware, Storage & Peripherals - 1.5%
Pure Storage Inc Class A (b)	17,253	1,702,871
Sandisk Corp/DE	7,489	1,492,782
		3,195,653
TOTAL INFORMATION TECHNOLOGY		30,551,382

Materials - 5.2%
Chemicals - 1.8%
Albemarle Corp	6,531	641,540
Ashland Inc	2,522	123,326
Axalta Coating Systems Ltd (b)	12,117	344,971
Celanese Corp	6,213	238,828
Eastman Chemical Co	6,373	379,321
Element Solutions Inc	12,521	334,561
FMC Corp	6,921	104,992
Huntsman Corp	9,132	75,612
Mosaic Co/The	17,519	480,897
NewMarket Corp	328	251,871
Olin Corp	6,359	131,631
RPM International Inc	7,067	772,282
Scotts Miracle-Gro Co/The	2,437	130,428
		4,010,260
Construction Materials - 0.3%
Eagle Materials Inc	1,788	379,628
James Hardie Industries PLC (b)	8,131	170,182
		549,810
Containers & Packaging - 1.7%
AptarGroup Inc	3,637	421,928
Avery Dennison Corp	4,326	756,574
Crown Holdings Inc	6,425	624,382
Graphic Packaging Holding CO	16,228	259,486
Packaging Corp of America	4,908	960,790
Sealed Air Corp	8,121	272,135
Silgan Holdings Inc	4,900	189,238
Sonoco Products Co	5,455	221,309
		3,705,842
Metals & Mining - 1.3%
Alcoa Corp	14,369	528,636
Cleveland-Cliffs Inc (b)(c)	27,057	336,318
MP Materials Corp (b)(c)	7,252	457,529
Reliance Inc	2,934	828,650
Royal Gold Inc	4,556	796,343
		2,947,476
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	3,503	305,146
TOTAL MATERIALS		11,518,534

Real Estate - 6.8%
Health Care REITs - 0.5%
Healthcare Realty Trust Inc	18,243	323,266
Medical Properties Trust Inc (c)	27,651	142,956
Omega Healthcare Investors Inc	15,947	670,252
		1,136,474
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts Inc	38,077	609,994
Park Hotels & Resorts Inc	10,878	111,934
		721,928
Industrial REITs - 0.9%
Americold Realty Trust Inc	15,816	203,868
EastGroup Properties Inc	2,943	513,642
First Industrial Realty Trust Inc	7,108	392,930
Rexford Industrial Realty Inc	13,162	543,854
STAG Industrial Inc Class A	10,365	396,669
		2,050,963
Office REITs - 0.8%
BXP Inc	8,793	625,974
Cousins Properties Inc	9,296	241,045
Highwoods Properties Inc	5,899	168,887
Kilroy Realty Corp	6,506	274,879
Vornado Realty Trust	9,791	371,471
		1,682,256
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc (b)	1,714	135,886
Jones Lang LaSalle Inc (b)	2,620	799,336
Zillow Group Inc Class A (b)	2,730	195,277
Zillow Group Inc Class C (b)	9,083	681,043
		1,811,542
Residential REITs - 0.8%
American Homes 4 Rent Class A	18,972	599,515
Camden Property Trust	5,967	593,597
Equity LifeStyle Properties Inc	10,677	651,831
		1,844,943
Retail REITs - 1.6%
Agree Realty Corp	6,010	438,790
Brixmor Property Group Inc	16,934	442,993
Federal Realty Investment Trust	4,731	455,075
Kimco Realty Corp	37,141	767,334
NNN REIT Inc	10,379	419,934
Regency Centers Corp	10,044	692,534
		3,216,660
Specialized REITs - 1.1%
CubeSmart	12,581	473,926
EPR Properties	4,137	202,796
Gaming and Leisure Properties Inc	15,089	673,875
Lamar Advertising Co Class A	4,866	577,059
Millrose Properties Inc Class A	6,655	214,358
National Storage Affiliates Trust	3,900	113,450
Rayonier Inc	8,599	189,780
		2,445,244
TOTAL REAL ESTATE		14,910,010

Utilities - 2.7%
Electric Utilities - 0.7%
IDACORP Inc	2,993	386,157
OGE Energy Corp	11,168	492,956
Pinnacle West Capital Corp	6,618	585,825
		1,464,938
Gas Utilities - 0.5%
MDU Resources Group Inc	11,285	216,446
National Fuel Gas Co	4,978	392,814
UGI Corp	11,930	398,820
		1,008,080
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	39,461	547,324
Clearway Energy Inc Class A	1,925	57,731
Clearway Energy Inc Class C	4,524	144,451
Talen Energy Corp (b)	2,522	1,008,245
		1,757,751
Multi-Utilities - 0.5%
NiSource Inc	26,152	1,101,261
Water Utilities - 0.2%
Essential Utilities Inc	15,588	608,400
TOTAL UTILITIES		5,940,430

TOTAL UNITED STATES		213,978,525
TOTAL COMMON STOCKS (Cost $127,662,704)		217,905,636

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $115,841)	4.15	116,000	115,875

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	1,476,812	1,477,107
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	6,185,815	6,186,434
TOTAL MONEY MARKET FUNDS (Cost $7,663,540)			7,663,541

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $135,442,085)	225,685,052
NET OTHER ASSETS (LIABILITIES) - (2.8)% (d)	(6,070,369)
NET ASSETS - 100.0%	219,614,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	12/19/2025	1,628,850	(25,099)	(25,099)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $21,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $115,875.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $251,785.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,468	3,013,512	1,960,864	11,285	(9)	-	1,477,107	1,476,812	0.0%
Fidelity Securities Lending Cash Central Fund	6,362,480	12,520,904	12,696,951	60,844	-	1	6,186,434	6,185,815	0.0%
Total	6,786,948	15,534,416	14,657,815	72,129	(9)	1	7,663,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.